Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,962,255.93

Principal:
Principal Collections	$17,364,685.95
Prepayments in Full	$12,773,064.43
Liquidation Proceeds	$392,104.78
Recoveries	$38,794.61
Sub Total	$30,568,649.77
Collections	$32,530,905.70

Purchase Amounts:
Purchase Amounts Related to Principal	$305,920.07
Purchase Amounts Related to Interest	$1,221.59
Sub Total	$307,141.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,838,047.36

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,838,047.36
Servicing Fee	$484,500.11	$484,500.11	$0.00	$0.00	$32,353,547.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,353,547.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,353,547.25
Interest - Class A-3 Notes	$193,135.87	$193,135.87	$0.00	$0.00	$32,160,411.38
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$32,058,476.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,058,476.38
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$32,001,868.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,001,868.55
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$31,959,714.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,959,714.22
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$31,902,854.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,902,854.89
Regular Principal Payment	$29,462,252.11	$29,462,252.11	$0.00	$0.00	$2,440,602.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,440,602.78
Residual Released to Depositor	$0.00	$2,440,602.78	$0.00	$0.00	$0.00
Total		$32,838,047.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,462,252.11
Total					$29,462,252.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,462,252.11	$62.47	$193,135.87	$0.41	$29,655,387.98	$62.88
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$29,462,252.11	$19.65	$450,692.36	$0.30	$29,912,944.47	$19.95

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$345,914,983.78	0.7334923	$316,452,731.67	0.6710194
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$559,044,983.78	0.3727638	$529,582,731.67	0.3531187

Pool Information
Weighted Average APR	4.003%	4.000%
Weighted Average Remaining Term	36.66	35.82
Number of Receivables Outstanding	38,042	36,957
Pool Balance	$581,400,132.35	$550,293,773.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$560,130,990.12	$530,202,142.62
Pool Factor	0.3807469	0.3603760

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$8,254,406.60
Yield Supplement Overcollateralization Amount	$20,091,630.93
Targeted Overcollateralization Amount	$20,711,041.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,711,041.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		108	$270,583.57
(Recoveries)		90	$38,794.61
Net Losses for Current Collection Period			$231,788.96
Cumulative Net Losses Last Collection Period			$5,777,736.71
Cumulative Net Losses for all Collection Periods			$6,009,525.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.54%	460	$8,485,952.30
61-90 Days Delinquent	0.17%	50	$941,110.16
91-120 Days Delinquent	0.09%	20	$476,818.71
Over 120 Days Delinquent	0.12%	27	$641,480.58
Total Delinquent Receivables	1.92%	557	$10,545,361.75

Repossession Inventory:
Repossessed in the Current Collection Period		29	$580,493.15
Total Repossessed Inventory		38	$785,889.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5400%
Preceding Collection Period			0.7838%
Current Collection Period			0.4916%
Three Month Average			0.6051%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2275%
Preceding Collection Period			0.2445%
Current Collection Period			0.2625%
Three Month Average			0.2448%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer